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                           JPMORGAN U.S. EQUITY FUNDS

                        JPMORGAN DISCIPLINED EQUITY FUND
                     JPMORGAN DISCIPLINED EQUITY VALUE FUND
                          JPMORGAN EQUITY INCOME FUND
                          JPMORGAN SMARTINDEX-TM- FUND
                           JPMORGAN U.S. EQUITY FUND

                               ALL SHARE CLASSES

                         SUPPLEMENT DATED JULY 12, 2002
                     TO THE PROSPECTUSES DATED MAY 1, 2002

    The information under the heading THE PORTFOLIO MANAGERS for the above-referenced funds is hereby deleted in its entirety and replaced with the following:

DISCIPLINED EQUITY FUND

The portfolio management team is led by Jonathan N. Golub, Vice President of the adviser and CFA, Timothy J. Devlin, Vice President of the adviser, and Nanette Buziak, Vice President of the adviser. Mr. Golub is a portfolio manager in the U.S. Equity Group. An employee of the adviser since 2001, he is responsible for product management and client servicing across all equity products. Prior to joining JPMIM, Mr. Golub led the consultant relations effort at Scudder Kemper Investment and Chancellor LGT. Mr. Devlin has been at JPMIM since 1996.
Ms. Buziak has been at JPMIM since 1997.

DISCIPLINED EQUITY VALUE FUND

The portfolio management team is led by Timothy J. Devlin, Vice President of the adviser, Jonathan N. Golub, Vice President of adviser and CFA and Raffaele Zingone, Vice President of the adviser. Mr. Zingone has been at JPMIM since 1991. Previously, Mr. Zingone served as a U.S. Equity portfolio manager in London and New York. Information on Messrs. Devlin and Golub is discussed earlier in this supplement.

EQUITY INCOME FUND

The portfolio management team is led by Bradford L. Frishberg, Vice President of the adviser, and Jonathan N. Golub. Mr. Frishberg has been employed at JPMFAM
(USA) or one of its affiliates since 1996. Mr. Frishberg is a portfolio manager in the equity and balanced groups. Information on Mr. Golub is discussed earlier in this supplement.

                                                                   SUP-USEPR-702
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SMARTINDEX(TM) FUND

The portfolio management team is led by Messrs. Devlin and Golub, and Ms. Buziak. Information on Messrs. Devlin, Golub and Ms. Buziak is discussed earlier in this supplement.

U.S. EQUITY FUND

The portfolio management team is comprised of a team of research analysts who select stocks in their respective sectors using the investment process described in the prospectuses. Jonathan N. Golub and Susan Bao, Vice President of the adviser and CFA, are responsible for overseeing and managing the cash flows of the portfolio. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S. equity portfolios. Information on Mr. Golub is discussed earlier in this supplement.